Equity - Summary Of Changes In The accumulated Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		₩ 18,926		₩ (639,206)		₩ (416,553)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		278,593	[1]	678,396	[2]	(312,733)	[3]
Reclassification adjustments		(23,165)		199,365		21,278
Income tax effect		59,316		(219,629)		68,802
Ending balance		333,670		18,926		(639,206)
Net gain (loss) on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		79,694		(645,731)		(162,522)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(12,498)	[1]	783,583	[2]	(659,906)	[3]
Reclassification adjustments		(22,704)		200,309		21,498
Income tax effect		15,946		(258,467)		155,199
Ending balance		₩ 60,438		₩ 79,694		₩ (645,731)
Explanation of transfers of cumulative gain or loss within equity of investments in equity instruments designated at fair value through other comprehensive income		The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 53,460 million Won and (10) million Won are due to disposal of equity securities at FVTOCI and equity method investments, respectively during the period.		The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to 86 million Won and (50) million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.		The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (10,254) million Won and 279 million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		₩ 0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	[1]	1,831
Reclassification adjustments		0
Income tax effect		(483)
Ending balance		1,348		₩ 0
Changes in capital due to equity method
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		3,471		475		₩ (138)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(6,965)	[1]	(1,434)	[2]	6,563	[3]
Reclassification adjustments		0		0		0
Income tax effect		1,608		4,430		(5,950)
Ending balance		(1,886)		3,471		475
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		15,579		(24,202)		(63,781)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		529,531	[1]	39,458	[2]	33,368	[3]
Reclassification adjustments		0		0		0
Income tax effect		(21,330)		323		6,211
Ending balance		523,780		15,579		(24,202)
Gain (loss) on hedges of net investment in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(34,750)		(20,701)		0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(156,015)	[1]	(19,088)	[2]	(28,553)	[3]
Reclassification adjustments		0		0		0
Income tax effect		41,188		5,039		7,852
Ending balance		(149,577)		(34,750)		(20,701)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(24,262)		55,235		(195,944)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(84,590)	[1]	(108,217)	[2]	346,553	[3]
Reclassification adjustments		0		0		0
Income tax effect		22,634		28,720		(95,374)
Ending balance		(86,218)		(24,262)		55,235
Gain (loss) on valuation of derivatives designated as cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(20,806)		(4,282)		5,553
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		7,299	[1]	(15,906)	[2]	(10,373)	[3]
Reclassification adjustments		(461)		(944)		(220)
Income tax effect		(247)		326		758
Ending balance		₩ (14,215)		(20,806)		(4,282)
Capital related to noncurrent assets held for sale
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				₩ 0		279
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	[3]					(385)
Reclassification adjustments						0
Income tax effect						106
Ending balance						₩ 0

[1]	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 53,460 million Won and (10) million Won are due to disposal of equity securities at FVTOCI and equity method investments, respectively during the period.
[2]	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to 86 million Won and (50) million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.
[3]	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (10,254) million Won and 279 million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.